Loss Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Loss Per Share
12.	Loss Per Share

The calculations of basic loss per share and diluted loss per share are computed as follows:

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2014
Basic loss per share	$(25,588)	44,409,526	$(0.58)

Effect of dilutive securities — Stock options		—

Diluted loss per share	$(25,588)	44,409,526	$(0.58)

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2015
Basic loss per share	$(13,158)	40,548,784	$(0.32)

Effect of dilutive securities — Stock options		—

Diluted loss per share	$(13,158)	40,548,784	$(0.32)

	Income (loss)	Weighted average number of shares	Per share amount
Year ended December 31, 2016
Basic loss per share	$(9,534)	36,672,957	$(0.26)

Effect of dilutive securities — Stock options		—

Diluted loss per share	$(9,534)	36,672,957	$(0.26)